Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - NorthView Acquisition Corp [Member] - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	$ 3,795,000		$ 379,500			$ 85,388
Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000	$ 440,850	293,900	$ 404,113	$ 279,205	66,128	$ 377,857
Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700	$ 34,155	22,770	$ 31,308	$ 21,632	5,123	$ 29,274
Convertible promissory note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party	10,288,111		8,908,052
Total			9,604,222
Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement	193,878
Total	17,443,689
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total						85,388
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities						85,388
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Convertible promissory note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party
Total
Quoted Prices In Active Markets (Level 1) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement
Total
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total			379,500
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	3,795,000		379,500
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Convertible promissory note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party
Total			379,500
Significant Other Observable Inputs (Level 2) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement
Total	3,795,000
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total			9,224,722			1,015,369
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000		293,900			66,128
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700		22,770			5,123
Significant Other Unobservable Inputs (Level 3) [Member] | Convertible promissory note [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party	10,288,111		8,908,052			944,118
Total			9,224,722
Significant Other Unobservable Inputs (Level 3) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement	193,878
Total	13,648,689
Cash and marketable securities held in trust [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust	1,935,561		8,330,835
Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust	1,274,549		8,330,835			10,873,406
Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust
Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash and marketable securities held in trust